UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edward B. Goodnow
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  General Partner
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                November 14, 2005
------------------------         ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



     -----------------------         --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $241,880
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name


FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                       VALUE    SHRS OR  SH/  PUT/   INVSTMNT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (x$1000)  PRN AMT  PRN  CALL   DISCERTION   MGRS   SOLE   SHARED    NONE
--------------                  --------        -----      --------  -------  ---  ----   ----------   ----   ----   ------    ----
ALLIANT TECHSYSTEMS INC         COM             018804104    6,302    84420  SH           SOLE         NONE   SOLE             0
AMPHENOL CORP NEW               CL A            032095101   10,413   258130  SH           SOLE         NONE   SOLE             0
APOLLO GROUP INC                CL A            037604105      664    10000  SH           SOLE         NONE   SOLE             0
BEAZER HOMES USA INC            COM             07556Q105    3,343    56985  SH           SOLE         NONE   SOLE             0
BERKSHIRE HATHAWAY INC-DEL      CL A            084670108   29,520      360  SH           SOLE         NONE   SOLE             0
CARMAX INC                      COM             143130102    2,549    81510  SH           SOLE         NONE   SOLE             0
CASUAL MALE RETAIL GRP INC      COM             148711104    1,006   146200  SH           SOLE         NONE   SOLE             0
CIRCOR INTL INC                 COM             17273K109    3,201   116630  SH           SOLE         NONE   SOLE             0
COPART INC                      COM             217204106    1,194    50000  SH           SOLE         NONE   SOLE             0
CREDIT ACCEP CORP-MICH          DELETED         225310101   10,701   748301  SH           SOLE         NONE   SOLE             0
DIRECTV GROUP INC               COM             25459L106    4,425   295409  SH           SOLE         NONE   SOLE             0
DISCOVERY HOLDING CO            CL A COM        25468Y107    4,749   329095  SH           SOLE         NONE   SOLE             0
ECHOSTAR COMMUNICATIONS NEW     CL A            278762109    9,818   332020  SH           SOLE         NONE   SOLE             0
GEHL CO                         COM             368483103    1,145    41100  SH           SOLE         NONE   SOLE             0
GENESEE & WYO INC               CL A            371559105    9,934   313390  SH           SOLE         NONE   SOLE             0
GREENFIELD ONLINE INC           COM             395150105    2,666   490000  SH           SOLE         NONE   SOLE             0
HARMAN INTL INDS INC            COM             413086109    5,523    54000  SH           SOLE         NONE   SOLE             0
HUTTIG BLDG PRODS INC           COM             448451104    1,615   178440  SH           SOLE         NONE   SOLE             0
IAC INTERACTIVE CORP            COM NEW         44919P300    3,854   152030  SH           SOLE         NONE   SOLE             0
IDX SYS CORP                    COM             449491109    6,901   159810  SH           SOLE         NONE   SOLE             0
INTERPOOL INC                   COM             46062R108   11,415   625470  SH           SOLE         NONE   SOLE             0
LABORATORY CORP AMER HLDGS      COM NEW         50540R409   12,478   256170  SH           SOLE         NONE   SOLE             0
LENNAR CORP                     CL A            526057104    5,239    87660  SH           SOLE         NONE   SOLE             0
LENNAR CORP                     CL B            526057302      314     5660  SH           SOLE         NONE   SOLE             0
LIBERTY GLOBAL INC              COM SER A       530555101    7,016   259005  SH           SOLE         NONE   SOLE             0
LIBERTY GLOBAL INC              COM SER C       530555309    6,669   259005  SH           SOLE         NONE   SOLE             0
LIBERTY MEDIA CORP NEW          COM SER A       530718105    2,723   338268  SH           SOLE         NONE   SOLE             0
LIFELINE SYS INC                COM             532192101    5,703   170597  SH           SOLE         NONE   SOLE             0
LIONBRIDGE TECHNOLOGIES IN      COM             536252109      915   135600  SH           SOLE         NONE   SOLE             0
MEDCOHEALTH SOLUTIONS INC       COM             58405U102   13,549   247110  SH           SOLE         NONE   SOLE             0
PETSMART INC                    COM             716768106    2,505   115000  SH           SOLE         NONE   SOLE             0
POWERWAVE TECHNOLOGIES INC      COM             739363109    2,988   230000  SH           SOLE         NONE   SOLE             0
REGAL BELOIT CORP               COM             758750103    2,433    75000  SH           SOLE         NONE   SOLE             0
RINKER GROUP LTD                SPONSORED ADR   76687M101    3,460    54400  SH           SOLE         NONE   SOLE             0
SCHEIN HENRY INC                COM             806407102    2,948    69160  SH           SOLE         NONE   SOLE             0
SEALED AIR CORP NEW             COM             81211K100    9,494   200038  SH           SOLE         NONE   SOLE             0
SEI INVESTMENTS CO              COM             784117103    8,043   214015  SH           SOLE         NONE   SOLE             0
STANDARD MTR PRODS INC          COM             853666105      153    18900  SH           SOLE         NONE   SOLE             0
SUMTOTAL SYS INC                COM             866615107    3,944   809766  SH           SOLE         NONE   SOLE             0
TEKTRONIX INC                   COM             879131100    6,113   242300  SH           SOLE         NONE   SOLE             0
VALUEVISION MEDIA INC           CL A            92047K107    3,709   326800  SH           SOLE         NONE   SOLE             0
VICOR CORP                      COM             925815102    8,359   551722  SH           SOLE         NONE   SOLE             0
WORLD AIR HLDGS INC             COM             98142V104    2,189   206500  SH           SOLE         NONE   SOLE             0

02810.0001 #615692